BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Inventories

	March 31,	December 31,
	2026	2025
Parts	$412,087	$472,079
Finished Goods	181,937	161,719
Total	$594,024	$633,798

	December 31,	December 31,
	2025	2024
Parts	$472,079	$164,131
Finished Goods	161,719	386,564
Total	$633,798	$550,695

Schedule of property, plant and equipment, useful life

Estimated
Classification	Useful Life
Furniture and fixtures	3-5 years
Machinery and equipment	3-10 years
Vehicles	3-6 years
Property improvements	5 years
Buildings	15 years

Schedule of intangible assets, useful life

Estimated
Classification	Useful Life
Customer Relationships	8 - 25 years
Trade Names	3 - 10 years
Noncompetition Agreements	5 years
Acquired Technology	5 - 10 years
Intellectual Property	5 - 15 years
Internally Developed Software	3-5 years

Schedule of outstanding shares of common stock equivalents

Options	14,810
Warrants	408,359
Issuable shares upon potential conversion of convertible notes	2,079,108
Total	2,502,277

Options	$14,810
Warrants	408,359
Convertible notes payable that convert into common stock	316,398
Total	739,567

Schedule of reverse stock split

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding	169,968,082	5,312,911

Shares Outstanding	Pre-Split	Post-Split
Common Stock - issued and outstanding as on December 31, 2025	153,255,345	4,789,230
Common Stock - issued and outstanding as on December 31, 2024	29,093,289	909,165